Derivative Liability (Details Textual)	12 Months Ended
Dec. 31, 2017 shares
Derivative Liability (Textual)
Number of shares issued	2,000,595
Warrants description	Warrants exercisable at prices from US$1 to US$11.70, expiring between September 30, 2019 to October 31, 2024.